CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Jun. 30, 2014
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Cash dividends declared, per share	$ 0.16
Purchase of treasury stock, shares	955